J.P. MORGAN RESIDENTIAL MORTGAGE ACCEPTANCE CORP. ABS-15G

Exhibit 99.3

Exception Grades
Run Date - 11/13/2025 10:54:51 AM
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX		3158619887		34333468			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-09-02): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX		3158619887		34333462			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of primary appraisal delivery to the borrower was not located in the file.				Reviewer Comment (2025-09-03): appraisal receipt by borrower has been received Buyer Comment (2025-09-03): See attached Appraisal receipt.	XXXX			1	B	A	B	A	B	A	B	A	B	A		CO	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX		3158619946		34364164			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted], based on hazard insurance coverage of $[Redacted], plus an Insurer's Replacement Cost Estimate of [Redacted]. for total coverage of $[Redacted], the loan is short of the required coverage by $[Redacted].				Reviewer Comment (2025-09-24): updated HOI coverage received and is now sufficient to meet guideline requirements Buyer Comment (2025-09-24): Please review updated increased Ins coverage attached	XXXX			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX		3158619946		34364176			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of primary appraisal delivery to the borrower was not located in the file.				Reviewer Comment (2025-09-09): proof of appraisal delivery received Buyer Comment (2025-09-09): Please review uploaded proof of appraisal delivery.	XXXX			1	B	A	B	A	B	A	B	A	B	A		IL	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX		3158619946		34376199			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-09-08): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A		IL	Primary	Purchase	Final CD evidences Cure	C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX	3158620183	34371625	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Amount Financed disclosed on Final Closing Disclosure is $[Redacted]. Due Diligence Finance Charge is $[Redacted]. There is a variance of $[Redacted]. Discrepancy is caused by exclusion of the following fee(s) from lender's calculation: Title - City Transfer Stamp Courier ($[Redacted]).	Reviewer Comment (2025-09-23): PCCD, refund check, LOX, and proof of mailing has been received

Buyer Comment (2025-09-23): Please see PCCD and Refund to the customer

Reviewer Comment (2025-09-18): The tax stamp pick up / courier fee would be a finance charge as it does not meet the criteria / definition for exclusion under 1026.4(c)(7) and while the stamp tax paid to a government entity is excluded from finance charges, the cost of the courier service to pick up the tax stamps is not excluded.  Also note, rebuttal indicates charge is not associated with mortgage transaction and would be paid on a comparable cash transaction, however, fee is disclosed on the CD in Section C of the loan costs section which, under 1026.38(f) are for "loan costs associated with the transaction" and "services and corresponding costs for each of the settlement services required by the creditor for which the consumer shopped.  Under 1026.4, third party or closing agent charges for services required by the creditor or when creditor requires use of a third party are finance charges.  If use of a title courier was optional and borrower could pick up tax stamps without use of courier, fee would be disclosed in Section H as an optional service.

Buyer Comment (2025-09-17): Please see e-mail from title saying that this fee was for title picking up the tax stamp for the borrower.

Reviewer Comment (2025-09-15): [Redacted] received rebuttal that title-City Transfer Stamp Courier is not a APR fee.  A transfer tax paid to a public official would not be an APR fee and appears this fee was charged and reflected in Section E.  However, the courier fee would be finance charge. That it is a title fee does not omit it from finance charges, but the services provided determines if a finance charge.  The fee was disclosed in Section C which indicates it was related to the extension of credit and was not disclosed in Section H as an optional borrower chosen fee.  Additionally, a courier fee for the City Transfer Stamp is not a typical fee that would be charged in a comparable cash only transaction.  Can provide a attestation from the title company that gives the specific services & purpose of this fee and confirm it was not lender required.

Buyer Comment (2025-09-12): Do Not Concur.  [Redacted] is citing the City Transfer Stamp Courier Fee as needing to be included as a pre-paid fee in the finance charge calculation. This is a title fee but if this was a cash transaction not involving lender-related fees, the customer may still be responsible for the city transfer stamp fee and any associated courier fees.  This fee is not directly tied to extending credit, this fee is essential outside of a mortgage transaction.
																			XXXX		2	C	B	C	B	C	B	C	B	C	B		IL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX	3158620183	34371626	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Amount Financed disclosed on Final Closing Disclosure is $[Redacted]. Due Diligence Finance Charge is $[Redacted]. There is a variance of $[Redacted]. Discrepancy is caused by exclusion of the following fee(s) from lender's calculation: Title - City Transfer Stamp Courier ($[Redacted]).	Reviewer Comment (2025-09-23): PCCD, refund check, LOX, and proof of mailing has been received

Buyer Comment (2025-09-23): Please see PCCD and Refund to the customer

Reviewer Comment (2025-09-18): The tax stamp pick up / courier fee would be a finance charge as it does not meet the criteria / definition for exclusion under 1026.4(c)(7) and while the stamp tax paid to a government entity is excluded from finance charges, the cost of the courier service to pick up the tax stamps is not excluded.  Also note, rebuttal indicates charge is not associated with mortgage transaction and would be paid on a comparable cash transaction, however, fee is disclosed on the CD in Section C of the loan costs section which, under 1026.38(f) are for "loan costs associated with the transaction" and "services and corresponding costs for each of the settlement services required by the creditor for which the consumer shopped.  Under 1026.4, third party or closing agent charges for services required by the creditor or when creditor requires use of a third party are finance charges.  If use of a title courier was optional and borrower could pick up tax stamps without use of courier, fee would be disclosed in Section H as an optional service.

Buyer Comment (2025-09-17): Please see e-mail from title saying that this fee was for title picking up the tax stamp for the borrower.

Reviewer Comment (2025-09-15): [Redacted] received rebuttal that title-City Transfer Stamp Courier is not a APR fee.  A transfer tax paid to a public official would not be an APR fee and appears this fee was charged and reflected in Section E.  However, the courier fee would be finance charge. That it is a title fee does not omit it from finance charges, but the services provided determines if a finance charge.  The fee was disclosed in Section C which indicates it was related to the extension of credit and was not disclosed in Section H as an optional borrower chosen fee.  Additionally, a courier fee for the City Transfer Stamp is not a typical fee that would be charged in a comparable cash only transaction.  Can provide a attestation from the title company that gives the specific services & purpose of this fee and confirm it was not lender required.

Buyer Comment (2025-09-12): Do Not Concur.  [Redacted] is citing the City Transfer Stamp Courier Fee as needing to be included as a pre-paid fee in the finance charge calculation. This is a title fee but if this was a cash transaction not involving lender-related fees, the customer may still be responsible for the city transfer stamp fee and any associated courier fees.  This fee is not directly tied to extending credit, this fee is essential outside of a mortgage transaction.
																			XXXX		2	C	B	C	B	C	B	C	B	C	B		IL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX	3158620188	34379232	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted].	Reviewer Comment (2025-09-23): PCCD, refund check, LOX, and proof of mailing has been received

Buyer Comment (2025-09-23): Please see PCCD and Refund to the customer

Reviewer Comment (2025-09-23): SitusAMC received rebuttal on the tax stamp courier fee.  Fee has been correctly disclosed in Section H on page 2, but SitusAMC also requires a Lender Attestation specifically indicating that: 1) tax stamp pick up service was "optional" (not required by title or lender) and 2) Borrower either requested the service or was made aware by lender or title that they have the option of not incurring a $[Redacted] cost by picking up the stamp themselves instead of using a courier and borrower elected to use a courier.  Any supporting correspondence or notes with borrower on this should also be included if available.

Buyer Comment (2025-09-18): Please clarify, the CLAS fee as this title company calls it or in some instances a tax stamp courier fee is simply a fee paid for the tax stamp to be delivered to the title company so that they can record it with the docs, this is not the tax itself.  This fee is a service for the customer so that they don't have to go get the stamps themselves, the customer could have done this.

Reviewer Comment (2025-09-17): In that case the fee should be disclosed in section E rather than section H which is used for "Other" fees. Please provide PCCD and LOE indicating the correct fee placement and Situs will re-test the transaction.

Buyer Comment (2025-09-16): Do Not Concur.  This fee is for the delivery of the tax stamp which is needed if this was a cash transaction, this fee can not be tied directly to the extension of credit, this is needed if the customer were to purchase the property with cash as well, please see the e-mail from the title company verifying what this fee is.

Reviewer Comment (2025-09-15): The provided explanation would indicate the $[Redacted] should be considered as a recording service fee, which would indicate the fee should be tested as a finance charge. The fee is charged by the title company, and is loan cost, rather than an additional borrower chosen fee.  Cure is required or further explanation on why the fee would fit under 1026.4(c)(7) fee exclusions.

Buyer Comment (2025-09-12): Do not Concur. AMC is including the section H CLAS processing fee as a prepaid fee. This fee should not be included as a prepaid fee. This fee is to the company Title used to pick up the city stamp for the buyers.  It is a stamp that gets affixed to the Deed and is needed to record it.
																			XXXX		2	C	B	C	B	C	B	C	B	C	B		IL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX	3158620188	34379231	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted].	Reviewer Comment (2025-09-23): PCCD, refund check, LOX, and proof of mailing has been received

Buyer Comment (2025-09-23): Please see PCCD and Refund to the customer

Reviewer Comment (2025-09-23): SitusAMC received rebuttal on the tax stamp courier fee.  Fee has been correctly disclosed in Section H on page 2, but SitusAMC also requires a Lender Attestation specifically indicating that: 1) tax stamp pick up service was "optional" (not required by title or lender) and 2) Borrower either requested the service or was made aware by lender or title that they have the option of not incurring a $[Redacted] cost by picking up the stamp themselves instead of using a courier and borrower elected to use a courier.  Any supporting correspondence or notes with borrower on this should also be included if available.

Buyer Comment (2025-09-18): Please clarify, the CLAS fee as this title company calls it or in some instances a tax stamp courier fee is simply a fee paid for the tax stamp to be delivered to the title company so that they can record it with the docs, this is not the tax itself.  This fee is a service for the customer so that they don't have to go get the stamps themselves, the customer could have done this.

Reviewer Comment (2025-09-17): In that case the fee should be disclosed in section E rather than section H which is used for "Other" fees.  Please provide PCCD and LOE indicating the correct fee placement and Situs will re-test the transaction.

Buyer Comment (2025-09-16): Do Not Concur.  This fee is for the delivery of the tax stamp which is needed if this was a cash transaction, this fee can not be tied directly to the extension of credit, this is needed if the customer were to purchase the property with cash as well, please see the e-mail from the title company verifying what this fee is.

Reviewer Comment (2025-09-15): The provided explanation would indicate the $[Redacted] should be considered as a recording service fee, which would indicate the fee should be tested as a finance charge. The fee is charged by the title company, and is loan cost, rather than an additional borrower chosen fee.  Cure is required or further explanation on why the fee would fit under 1026.4(c)(7) fee exclusions.

Buyer Comment (2025-09-12): Do not Concur. AMC is including the section H CLAS processing fee as a prepaid fee. This fee should not be included as a prepaid fee. This fee is to the company Title used to pick up the city stamp for the buyers.  It is a stamp that gets affixed to the Deed and is needed to record it.
																			XXXX		2	C	B	C	B	C	B	C	B	C	B		IL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX		3158620188		34379003			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The file was missing copy of tax Verification.				Reviewer Comment (2025-09-12): REO documentation/information received Buyer Comment (2025-09-12): [Redacted] is a co op Buyer Comment (2025-09-12): [Redacted]	XXXX			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	3158620191	34366633	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted].	Reviewer Comment (2025-09-23): PCCD, refund check, LOX, and proof of mailing has been received

Buyer Comment (2025-09-23): Please see PCCD and Refund to the customer

Reviewer Comment (2025-09-19): CA 2025 Notary Fee per document is $[Redacted]. While a notary fee itself (for notarial action) paid to a third party may be excluded from finance charge under 1026.4(c)(7), a signing fee or charge for "mobile" notary to come to borrower to conduct signing is not excluded from finance charge. Only flat amount for notarizing documents as authorized by law is excludable. See commentary under 1026.4(e)-3 below: 3. Notary fees. In order for a notary fee to be excluded under §1026.4(e)(1), all of the following conditions must be met: i. The document to be notarized is one used to perfect, release, or continue a security interest. ii. The document is required by law to be notarized. iii. A notary is considered a public official under applicable law. iv. The amount of the fee is set or authorized by law. If the fee disclosed represents a notary and signing fee lumped together, the total would be considered a finance charge unless it can be demonstrated which portion was allocated for which service. While notary fees (for notarial action) paid to a third party may be excluded from finance charge under 1026.4(c)(7), a signing fee would not be considered excludable. If this fee represents a notary and signing fee lumped together, the total would be considered a finance charge. Please provide an explanation for the purpose of the entire amount of the loan doc signing fee.

Buyer Comment (2025-09-18): Please see additional e-mail from Title stating that the signing and document coordination fee was only for the notary and no other combined services.

Reviewer Comment (2025-09-18): [Redacted] received email stating Title-signing and Document Coordination Fee is the notary fee.  However, the fee name indicates more than notarial services were provided.  Please provide attestation from settlement agent/title company explaining why fee was not named Title-Notary fee, which is a standard and typical fee name for a Notary fee, and to attest that total fee was for all notary fee and no mobile signing, signing coordination or document coordination services were provided within the $[Redacted] fee.  While notary fees are excluded from finance charges and APR calculations, only the notary fee portion is excludable but document coordination, signing fees and mobile services are not and these would be included as finance charges.  Commentary to Regulation Z 1026.4(e)(1) provides: 1. Notary fees. In order for a notary fee to be excluded under 1026.4(e)(1), all of the following conditions must be met: The document to be notarized is one used to perfect release, or continue a security instrument and the document is required by law to be notarized.  iii. A notary is considered a public official under applicable law.  If lender/notary can provide documentation identifying which portion of charge is for notarizing documents, we can exclude this portion from finance charges.

Buyer Comment (2025-09-17): Do Not Concur.  Please see e-mail from title stating that this Title Signing fee was for the notary and should not be included in the pre-paid calculation for the finance charge.

Reviewer Comment (2025-09-12): [Redacted] received rebuttal that Title-signing fee was cured at closing.  However, the $[Redacted] cured was for the [Redacted]% tolerance violation which included other fees besides the title-signing fee that increased and over the [Redacted]% tolerance (title-doc Prep, title-lender title ins, Recording Fee)  This was a not inclusive of the title-signing fee.  Cure is due to borrower for the total underdisclosure of $[Redacted].  Corrected CD, LOE to borrower, copy of cure refund for $[Redacted], proof of mailing and proof of reopening of rescission to all consumers.

Buyer Comment (2025-09-11): Do not Concur. The Title-signing fee is already cured at closing in the amount of $[Redacted]
																			XXXX		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX	3158620191	34366634	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted].	Reviewer Comment (2025-09-23): PCCD, refund check, LOX, and proof of mailing has been received

Buyer Comment (2025-09-23): Please see PCCD and Refund to the customer

Reviewer Comment (2025-09-19): CA 2025 Notary Fee per document is $[Redacted]. While a notary fee itself (for notarial action) paid to a third party may be excluded from finance charge under 1026.4(c)(7), a signing fee or charge for "mobile" notary to come to borrower to conduct signing is not excluded from finance charge. Only flat amount for notarizing documents as authorized by law is excludable. See commentary under 1026.4(e)-3 below:
 3. Notary fees. In order for a notary fee to be excluded under §1026.4(e)(1), all of the following conditions must be met:
 i. The document to be notarized is one used to perfect, release, or continue a security interest.
 ii. The document is required by law to be notarized.
 iii. A notary is considered a public official under applicable law.
 iv. The amount of the fee is set or authorized by law.

 If the fee disclosed represents a notary and signing fee lumped together, the total would be considered a finance charge unless it can be demonstrated which portion was allocated for which service.

While notary fees (for notarial action) paid to a third party may be excluded from finance charge under 1026.4(c)(7) , a signing fee would not be considered excludable. If this fee represents a notary and signing fee lumped together, the total would be considered a finance charge. Please provide an explanation for the purpose of the entire amount of the loan doc signing fee.

Buyer Comment (2025-09-18): Please see additional e-mail from Title stating that the signing and document coordination fee was only for the notary and no other combined services.

Reviewer Comment (2025-09-18): [Redacted] received email stating Title-signing and Document Coordination Fee is the notary fee.  However, the fee name indicates more than notarial services were provided.  Please provide attestation from settlement agent/title company explaining why fee was not named Title-Notary fee, which is a standard and typical fee name for a Notary fee, and to attest that total fee was for all notary fee and no mobile signing, signing coordination or document coordination services were provided within the $[Redacted] fee.  While notary fees are excluded from finance charges and APR calculations, only the notary fee portion is excludable but document coordination, signing fees and mobile services are not and these would be included as finance charges.  Commentary to Regulation Z 1026.4(e)(1) provides: 1. Notary fees. In order for a notary fee to be excluded under 1026.4(e)(1), all of the following conditions must be met: The document to be notarized is one used to perfect release, or continue a security instrument and the document is required by law to be notarized.  iii. A notary is considered a public official under applicable law.  If lender/notary can provide documentation identifying which portion of charge is for notarizing documents, we can exclude this portion from finance charges.

Buyer Comment (2025-09-17): Do Not Concur.  Please see e-mail from title stating that this Title Signing fee was for the notary and should not be included in the pre-paid calculation for the finance charge.

Reviewer Comment (2025-09-12): [Redacted] received rebuttal that Title-signing fee was cured at closing.  However, the $[Redacted] cured was for the [Redacted]% tolerance violation which included other fees besides the title-signing fee that increased and over the [Redacted]% tolerance (title-doc Prep, title-lender title ins, Recording Fee)  This was a not inclusive of the title-signing fee.  Cure is due to borrower for the total underdisclosure of $[Redacted].  Corrected CD, LOE to borrower, copy of cure refund for $[Redacted], proof of mailing and proof of reopening of rescission to all consumers.

Buyer Comment (2025-09-11): Do not Concur. The Title-signing fee is already cured at closing in the amount of $[Redacted]
																			XXXX		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX		3158620191		34392146			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-09-09): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX	3158620200	34393809	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted].	Reviewer Comment (2025-09-23): PCCD, refund check, LOX, and proof of mailing has been received

Buyer Comment (2025-09-23): Upon further review Please see PCCD and Refund to the customer

Reviewer Comment (2025-09-17): [Redacted] received additional information that fee entered in Section H because of credits by seller an borrower's portion.  However, that the fee was in section H does not omit it from finance charge calculation.  The service or purpose of the fee determines if a fee is a finance charge.  A settlement agent fee is a finance charge and should have been included in the calculation. A corrected CD, LOE to borrower, copy of cure refund for $[Redacted] and proof of mailing is required to cure.

Buyer Comment (2025-09-16): Do Not Concur.  The e-mail from the title company said that this fee was the escrow or settlement agent fee, In a mortgage transaction, the settlement agent fee (often referred to as the escrow fee) is typically considered a third-party fee and is generally not included in the finance charge calculation as a pre-paid fee. It is paid to a third party (the settlement agent or escrow company) for services related to the closing of the loan, and these services would be needed in a cash transaction also.

Reviewer Comment (2025-09-11): We would not rely solely on fee placement to determine if a fee should be included in the finance charge.  It is the purpose of the fee that determines inclusion/exclusion. The response from the escrow officer in the email states this is the escrow fee and comment in the rebuttal states the fee purpose is for the closing of the real estate transaction.  Escrow fees are included in the finance charge under §1026.4(a)(2).

Buyer Comment (2025-09-11): Do not concur. See attached email from title. This is a section H fee. This is a fee paid to the escrow company or agent for handling the closing of the real estate transaction. The escrow agent acts as a neutral third party to manage the transfer of funds and documents between buyer and seller. This is not a prepaid fee. AMC is including this fee in their calculations and should not be
																			XXXX		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX	3158620200	34393810	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $2,757,009.63 is under disclosed by $2,768.21 compared to the calculated Finance Charge of $2,759,777.84 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XXXX).	The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted].	Reviewer Comment (2025-09-23): PCCD, refund check, LOX, and proof of mailing has been received

Buyer Comment (2025-09-23): Upon further review Please see PCCD and Refund to the customer

Reviewer Comment (2025-09-17): [Redacted] received additional information that fee entered in Section H because of credits by seller an borrower's portion.  However, that the fee was in section H does not omit it from finance charge calculation.  The service or purpose of the fee determines if a fee is a finance charge.  A settlement agent fee is a finance charge and should have been included in the calculation. A corrected CD, LOE to borrower, copy of cure refund for $[Redacted] and proof of mailing is required to cure.

Buyer Comment (2025-09-16): Do Not Concur.  The e-mail from the title company said that this fee was the escrow or settlement agent fee, In a mortgage transaction, the settlement agent fee (often referred to as the escrow fee) is typically considered a third-party fee and is generally not included in the finance charge calculation as a pre-paid fee. It is paid to a third party (the settlement agent or escrow company) for services related to the closing of the loan, and these services would be needed in a cash transaction also.

Reviewer Comment (2025-09-11): We would not rely solely on fee placement to determine if a fee should be included in the finance charge.  It is the purpose of the fee that determines inclusion/exclusion. The response from the escrow officer in the email states this is the escrow fee and comment in the rebuttal states the fee purpose is for the closing of the real estate transaction.  Escrow fees are included in the finance charge under §1026.4(a)(2).

Buyer Comment (2025-09-11): Do not concur. See attached email from title. This is a section H fee. This is a fee paid to the escrow company or agent for handling the closing of the real estate transaction. The escrow agent acts as a neutral third party to manage the transfer of funds and documents between buyer and seller. This is not a prepaid fee. AMC is including this fee in their calculations and should not be
																			XXXX		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX		3158620200		34393817			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	The Lender Credits Fee changed to $[Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-09-12): [Redacted] received valid COC dated [Redacted] Buyer Comment (2025-09-11): Do not Concur. Valid CIC for initial loan lock occured [Redacted]. This is where premium pricing decreased to $[Redacted]. Loan discount points and premium pricing can float until the loan lock happens. CDv1 disclosed timely same day. Note: Third party contribution of $[Redacted] at closing. This is not part of premium pricing.	XXXX			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX		3158620200		34400435			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exception to the maximum DTI. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-09-10): Exception approved, with comp factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX		3158620200		34400444			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exception to the maximum DTI. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-09-10): Exception approved, with comp factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No